SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

25.                               SEGMENT INFORMATION

The Group’s chief operating decision maker continued to be identified as the Chief Executive Officer, who is responsible for decisions about allocating resources and assessing performance of the Group.

During 2012, the Company has incurred the following changes in its operations including:

•                                          the operations of 56.com has been fully integrated into that of Renren, mainly under online advertising and online gaming and other IVAS (such as Woxiu business), and there was no longer a need for discrete financials of 56.com to be reviewed by the Company’s Chief Operating Decision Maker (the ‘‘CODM’’) in 2012 and going forward;

•                                          the group-buy business of Nuomi which originally was under IVAS in 2011 has grown to be more significant in 2012.  Its discrete financials has been available in 2011 though it was not reviewed by the CODM due to the immateriality of the business in terms of revenue and expenses;

The Group reevaluated its segments and concluded that it has two operating and reportable segments in 2012, namely Renren and Nuomi. The segment information for year 2011 was retrospectively revised to reflect such changes as follows:

	Years ended December 31, 2011
	Renren	Nuomi	Total

Net revenues	$111,510	$6,457	$117,967
Cost of revenues	(25,611)	(622)	(26,233)
Operating expenses	(91,761)	(30,165)	(121,926)
Operating loss	(5,862)	(24,330)	(30,192)
Net income (loss)	$65,328	$(24,324)	$41,004
Total Assets	$1,259,171	$18,837	$1,278,008

	Years ended December 31, 2012
	Renren	Nuomi	Total

Net revenues	$159,635	$16,451	$176,086
Cost of revenues	(65,090)	(1,529)	(66,619)
Operating expenses	(158,948)	(42,242)	(201,190)
Operating loss	(64,403)	(27,320)	(91,723)
Net loss	$(47,758)	$(27,295)	$(75,053)
Total Assets	$1,177,942	$23,871	$1,201,813

Substantially all of the Company’s revenue for the years ended December 31, 2010, 2011 and 2012 was generated from the PRC.

As of December 31, 2011 and 2012, respectively, substantially all of long-lived assets of the Group are located in the PRC.